Note 6 - Intangible Assets (Details) - Acquired Intangible Assets $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 8,891
Estimated weighted average amortization period (years)	11 years 6 months
Customer Lists and Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 2,580
Estimated weighted average amortization period (years)	20 years
Franchise Rights [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 1,300
Estimated weighted average amortization period (years)	10 years
Trademarks and Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 710
Estimated weighted average amortization period (years)	5 years 219 days
Other Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amount	$ 4,301
Estimated weighted average amortization period (years)	11 years 6 months